Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	$ 8	$ (99)
Fair Value Gain (Loss) Through Equity	(4)	13
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	0	(2)
Fair Value Gain (Loss) Through Equity	0	0
Fixed-to-floating interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	(16)	0
Fair Value Gain (Loss) Through Equity	0	0
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	24	(97)
Fair Value Gain (Loss) Through Equity	$ (4)	$ 13